Financial instruments - Fair value measurement (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments
Transfer of assets out of Level 1 into Level 2	₽ 0	₽ 0
Transfer of assets out of Level 2 into Level 1	0	0
Transfer of liabilities out of Level 1 into Level 2	0	0
Transfer of liabilities out of Level 2 into Level 1	0	0
Transfer of assets into Level 3	0	0
Transfer of assets out of Level 3	0	0
Transfer of liabilities into Level 3	0	0
Transfer of liabilities out of Level 3	0	0
Debt securities and deposits | FVOCI assets
Disclosure of detailed information about financial instruments
Financial assets, fair value		1,294
Long-term loans | FVPL assets
Disclosure of detailed information about financial instruments
Financial assets, fair value	18	16
At fair value | Debt securities and deposits | FVOCI assets
Disclosure of detailed information about financial instruments
Financial assets, fair value		1,294
At fair value | Debt securities and deposits | FVOCI assets | Quoted prices in active markets (Level 1)
Disclosure of detailed information about financial instruments
Financial assets, fair value		1,294
At fair value | Long-term loans | FVPL assets
Disclosure of detailed information about financial instruments
Financial assets, fair value	18	16
At fair value | Long-term loans | FVPL assets | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments
Financial assets, fair value	18	16
Fair value disclosed | Bonds issued
Disclosure of detailed information about financial instruments
Financial liabilities, fair value	5,134
Fair value disclosed | Bonds issued | Quoted prices in active markets (Level 1)
Disclosure of detailed information about financial instruments
Financial liabilities, fair value	5,134
Fair value disclosed | Debt securities and deposits
Disclosure of detailed information about financial instruments
Financial assets, fair value	6,476	3,913
Fair value disclosed | Debt securities and deposits | Quoted prices in active markets (Level 1)
Disclosure of detailed information about financial instruments
Financial assets, fair value	6,476	3,913
Fair value disclosed | Long-term loans
Disclosure of detailed information about financial instruments
Financial assets, fair value	196	249
Fair value disclosed | Long-term loans | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments
Financial assets, fair value	₽ 196	₽ 249